Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Share capital	Share capital Common shares	Retained earnings	Retained earnings Common shares	Accumulated other comprehensive income (loss)
Balance – beginning of year at Dec. 31, 2020		$ 9,606		$ 22,766		$ 8
Issued upon exercise of stock options		707
Previously recognized liability on stock options exercised for common shares		139
Net earnings	$ 7,664			7,664
Dividends on common shares				(2,355)
Purchase of common shares under Normal Course Issuer Bid			$ (284)		$ (1,297)
Other comprehensive (loss) income, net of taxes	(9)					(9)
Balance – end of year at Dec. 31, 2021	36,945	10,168	10,168	26,778		(1)
Issued upon exercise of stock options		442	442
Previously recognized liability on stock options exercised for common shares		387	387
Net earnings	10,937			10,937
Dividends on common shares				(5,175)
Purchase of common shares under Normal Course Issuer Bid			(703)		(4,868)
Other comprehensive (loss) income, net of taxes	210					210
Balance – end of year at Dec. 31, 2022	38,175	10,294	10,294	27,672		209
Issued upon exercise of stock options		372	372
Previously recognized liability on stock options exercised for common shares		435	435
Net earnings	8,233			8,233
Dividends on common shares				(4,028)
Purchase of common shares under Normal Course Issuer Bid	(3,318)		(389)	(2,929)	$ (2,929)
Other comprehensive (loss) income, net of taxes	(37)					(37)
Balance – end of year at Dec. 31, 2023	$ 39,832	$ 10,712	$ 10,712	$ 28,948		$ 172